Group Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
Raw materials and consumables used		(4,565)	(4,545)	(4,781)
Changes in inventories of finished goods and work in progress		129	(96)	227
Employee benefit costs		(2,831)	(2,664)	(2,972)
Depreciation, amortisation and impairment costs		(3,101)	(28,614)	(1,305)
Other operating income		340	432	722
Loss on reclassification from amortised cost to fair value		(10)	(9)	(5)
Other operating expenses		(13,093)	(7,538)	(9,018)
Profit/(loss) from operations		2,736	(15,751)	10,523
Net finance costs		(1,098)	(1,895)	(1,641)
Share of post-tax results of associates and joint ventures		1,900	585	442
Profit/(loss) before taxation		3,538	(17,061)	9,324
Taxation on ordinary activities		(357)	2,872	(2,478)
Profit/(loss) for the year		3,181	(14,189)	6,846
Attributable to:
Owners of the parent		3,068	(14,367)	6,666
Non-controlling interests		113	178	180
Profit/(loss) for the year		£ 3,181	£ (14,189)	£ 6,846
Earnings/(loss) per share
Basic (loss)/earnings (in GBP per share)		£ 1.367	£ (6.466)	£ 2.933
Diluted (loss)/earnings per share (in GBP per share)		£ 1.360	£ (6.466)	£ 2.919

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.